Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year contributionType	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	6 months
Participant contribution before tax and roth maximum, annual contribution to total compensation percentage	80.00%
Maximum incentive pay contribution	1
Participant contribution, maximum annual compensation to total compensation, percentage	80.00%
Maximum annual compensation to total compensation, percentage	10.00%
Number of contribution types | contributionType	3
Automatic deferral rate, annual increase	1.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Forfeited nonvested account	$ 2,200,000	$ 2,700,000
Forfeited nonvested account, decrease from administrative expense	600,000
Minimum borrowing, amount	500
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	59 months
Primary residence, borrowing term	359 months
Basis spread on variable rate	1.00%
Retirement age | year	65
Vested account balance	$ 1,000
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | year	65
Forfeited nonvested account, decrease from employer contribution	$ 2,300,000	2,600,000
Forfeited nonvested account, additional decrease from employer contribution		$ 400,000
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | year	65
Disability Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP, Qualified Non-Elective Contributions, Investment Earnings
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Employer contribution, fixed rate contribution, percentage	2.00%
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Employer contribution, fixed rate contribution, percentage	3.00%
Participant loan, interest rate	9.50%